BUSINESS SEGMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
BUSINESS SEGMENTS
NOTE 17: BUSINESS SEGMENTS
The Company has two reportable segments: Branded CPG and Flavors & Ingredients. In addition, beginning with the first quarter of 2021, the Company’s corporate office functions are now reported and included under Corporate. Corporate is not a reportable or operating segment but is included for reconciliation purposes and includes the costs for the corporate office administrative activities as well as transaction-related and other costs. Certain prior year amounts have been reclassified to conform to the current presentation. The Company does not present assets by reportable segments as they are not reviewed by the Chief Operating Decision Maker for purposes of assessing segment performance and allocating resources.
The following table presents selected financial information relating to the Company’s business segments (in thousands):

	(Successor)	(Predecessor)
	Three Months Ended March 31, 2021	Three Months Ended March 31, 2020
Product revenues, net
Branded CPG	$81,797	$40,219
Flavors & Ingredients	24,028	25,753
Total product revenues, net	$105,825	$65,972

Operating income (loss)
Branded CPG	$10,159	$(6,755)
Flavors & Ingredients	972	(24,010)
	11,131	(30,765)
Corporate	(14,195)	(2,557)
Total operating income (loss)	$(3,064)	$(33,322)
The following table presents geographic information based upon revenues of the Company’s major geographic markets (in thousands):

	(Successor)	(Predecessor)
	Three Months Ended March 31, 2021	Three Months Ended March 31, 2020
Branded CPG:
North America	$51,970	$15,248
Europe	19,414	15,970
India, Middle East and Africa	2,643	2,056
Asia-Pacific	5,226	4,172
Latin America	2,544	2,773
Flavors & Ingredients	24,028	25,753
Total product revenues, net	$105,825	$65,972

NOTE 17: BUSINESS SEGMENTS
The Company has two reportable segments: Branded CPG and Flavors & Ingredients. The Company does not present assets by reportable segments as they are not reviewed by the Chief Operating Decision Maker for purposes of assessing segment performance and allocating resources.
The following table presents selected financial information relating to the Company’s business segments (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Product revenues, net
Branded CPG	$96,857	$80,749	$165,863	$173,759
Flavors & Ingredients	50,311	47,579	106,260	117,206
Total product revenues, net	$147,168	$128,328	$272,123	$290,965

Operating income (loss)
Branded CPG	$(3,461)	$(14,463)	$10,280	$8,283
Flavors & Ingredients	(2,645)	(23,718)	19,396	19,469
Total operating (loss) income	$(6,106)	$(38,181)	$29,676	$27,752
The following table presents geographic information based upon revenues of the Company’s major geographic markets (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
North America	$63,386	$54,253	$104,788	$103,803
Europe, Middle East and Africa	52,348	46,479	105,546	119,456
Asia-Pacific	24,606	21,090	47,695	48,889
Latin America	6,828	6,506	14,094	18,817
Total product revenues, net	$147,168	$128,328	$272,123	$290,965
The Company has a large and diverse customer base, which includes numerous customers located in foreign countries. No single unaffiliated customer accounted for more than 10% of total sales in any year during the past two years. With the exception of the United States and France, no one country represented more than 10% of the Company’s net sales.
The Company has an exclusive supply contract to purchase the output of licorice extract and certain licorice derivatives from a manufacturer with facilities in Uzbekistan. For the year ended December 31, 2020, the Company’s purchases from this supplier totaled approximately $11.5 million, representing 31% of the Company’s licorice raw materials purchases for the year.
Long-lived assets are as follows (in thousands):

	(Successor)	(Predecessor)
	Year Ended December 31, 2020	Year Ended December 31, 2019
Long-Lived Assets*
United States	$14,798	$7,787
China	14,207	5,296
Czech Republic	6,070	3,278
France	11,076	3,144
Other Foreign Countries	1,134	835
Total	$47,285	$20,340
*Long-lived assets consist of property, plant and equipment, net